Investments (Schedule of equity method investments) (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 122,654	$ 119,979
AerDragon
Schedule of Equity Method Investments [Line Items]
Ownership percentage	16.70%
Equity Method Investments	$ 72,861	68,673
AerLift
Schedule of Equity Method Investments [Line Items]
Ownership percentage	39.30%
Equity Method Investments	$ 31,681	35,188
ACSAL
Schedule of Equity Method Investments [Line Items]
Ownership percentage	19.40%
Equity Method Investments	$ 18,112	$ 16,118